Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of the income tax benefit/(expense)
Current tax	€ (426)	€ (409)	€ (295)
Deferred tax	2,452	137	(2,961)
Total	€ 2,026	€ (272)	€ (3,256)